Securities - Schedule of All Securities and Other Financial Assets by Contractual Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IFRS Statement [Line Items]
FVOCI	$ 11,865	$ 78,372
Total	1,022,131	1,023,632
Due within 1 year
IFRS Statement [Line Items]
Amortized cost	157,376	222,666
FVOCI	0	77,972
Total	157,376	300,638
After 1 year but within 5 years
IFRS Statement [Line Items]
Amortized cost	813,012	711,328
FVOCI	11,824	0
Total	824,836	711,328
After 5 years but within 10 years
IFRS Statement [Line Items]
Amortized cost	29,156	7,977
FVOCI	0	0
Total	29,156	7,977
Principal
IFRS Statement [Line Items]
Amortized cost	999,544	941,971
FVOCI	11,824	77,972
Total	$ 1,011,368	$ 1,019,943